Allstate Life Insurance Company

Law & Regulation Department

3100 Sanders Road, Suite J5B

Northbrook, Illinois 60062

Direct Dial Number 847.402.6461

Facsimile 847.402.3781

E-Mail bteichne@allstate.com

Bruce A. Teichner

Associate Counsel

January 20, 2006

BY EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Allstate Life Insurance Company ("Allstate")
Allstate Financial Advisors Separate Account I ("Registrant")

Post-Effective Amendment No. 9 to Form N-4 Registration Statement
under the Securities Act and Amendment No. 62 under the
Investment Company Act
(File Nos. 333-114562 and 811-09327; CIK No. 0001085612)

Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of post-effective amendment no. 9 ("Amendment") to the above-referenced registration statement ("Registration Statement") under the Securities Act of 1933 ("Securities Act"). The Amendment also constitutes amendment no. 62 to the Registration Statement under the Investment Company Act.

The Amendment relates to certain individual and group variable annuity contracts issued by Registrant as the Allstate Advisor Contracts ("Allstate Advisor Contracts").

To facilitate the Commission staff's review of the Amendment, Registrant is submitting the information below.

1. Purpose of the Amendment

Registrant is filing the Amendment for the purpose of amending the Registration Statement to add a prospectus supplement that describes two new living benefit options, the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option") and the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option") (the SureIncome Plus Option and the SureIncome For Life Option are collectively hereinafter referred to as the "Withdrawal Benefit Options"). The Withdrawal Benefit Options will be offered to new and existing Contract Owners, and either one of the new Withdrawal Benefit Options may be selected on its own or in addition to other existing death or income benefit options, except that they may not be selected in addition to a Retirement Income Guarantee Option, the TrueReturn Accumulation Benefit Option or the SureIncome Withdrawal Benefit Option (the SureIncome Withdrawal Benefit Option is currently available with the Allstate Advisor Contracts).

Registrant represents that the Amendment effects no other material changes to the Registration Statement. The Amendment does not otherwise delete or amend the Registration Statement, except as specifically noted therein.

2. Timetable for Effectiveness

We would appreciate the Commission staff's efforts in processing the Amendment so that it may be declared effective within 60 days after filing pursuant to paragraph (a)(1) of Rule 485. Please note that prior to the end of such 60 day period, Registrant intends to file a delaying amendment pursuant to Rule 485(b)(1)(iii). Prior to use of the prospectus supplement, Registrant will further amend the Registration Statement, pursuant to Rule 485(b), in order to update financial information and make other non-material changes.

Registrant and Allstate also desire to use the prospectus supplement for the Withdrawal Benefit Options with other versions of contracts currently offered by Registrant and its affiliates. Accordingly, within the next 10 days I plan to submit a request, on behalf of Registrant and Allstate, under Rule 485(b)(1)(vii), for permission to use this supplement as a prototype in connection with such additional contracts.

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Please direct any question or comment to me at the number above or to Christopher S. Petito, Esq. (202/986-8283) at LeBoeuf, Lamb, Greene & MacRae LLP. Thank you.

Sincerely,

/s/ BRUCE A. TEICHNER

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Bruce A. Teichner

Enclosure

cc:	Alison White, Esq.
Securities and Exchange Commission
(courtesy copies to be sent via email)

Christopher S. Petito, Esq.

LeBoeuf, Lamb, Greene & MacRae LLP